EXPLORATION AND EVALUATION ASSETS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Beginning Balance	$ 49,804,000	$ 11,053,000
Acquisition costs - Note 4		37,618,000
Drilling And Exploration	967,000	1,015,000
Assessments And Taxes	(155,000)	155,000
Effect Of Movements In Exchange Rates	(102,000)	(30,000)
Option income	(63,000)	(7,000)
Ending Balance	50,451,000	49,804,000
Avino, Mexico [Member]
Statement [Line Items]
Beginning Balance	11,828,000	11,052,000
Acquisition costs - Note 4		0
Drilling And Exploration	583,000	719,000
Assessments And Taxes	88,000	94,000
Effect Of Movements In Exchange Rates	22,000	(30,000)
Option income	(63,000)	(7,000)
Ending Balance	12,458,000	11,828,000
La Preciosa, Mexico [Member]
Statement [Line Items]
Beginning Balance	37,975,000	0
Acquisition costs - Note 4		37,618,000
Drilling And Exploration	384,000	296,000
Assessments And Taxes	(243,000)	61,000
Effect Of Movements In Exchange Rates	(124,000)	0
Option income	0	0
Ending Balance	37,992,000	37,975,000
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Beginning Balance	1,000	1,000
Drilling And Exploration	0	0
Assessments And Taxes	0	0
Effect Of Movements In Exchange Rates	0	0
Option income	0	0
Ending Balance	$ 1,000	$ 1,000